HUBER SELECT LARGE CAP VALUE FUND
Investor Class (HULIX)
Institutional Class (HULEX)
HUBER SMALL CAP VALUE FUND
Investor Class (HUSIX)
Institutional Class (HUSEX)
HUBER LARGE CAP VALUE FUND
Investor Class (HUDIX)
Institutional Class (HUDEX)
HUBER MID CAP VALUE FUND
Investor Class (HUMDX)
Institutional Class (HUMEX)

Supplement dated November 2, 2022 to the
Prospectus and Statement of Additional Information (“SAI”), each dated February 28, 2022

Effective November 1, 2022, Huber Capital Management, LLC’s office location has moved from 2321 Rosecrans Avenue, Suite 3245, El Segundo, California 90245 to the following address:

Huber Capital Management, LLC
1700 East Walnut Avenue, Suite 460
El Segundo, California 90245

Please retain this Supplement with the Prospectus and SAI.